DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about hedging instruments
Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges
	Gross amount	Income tax	Total

At December 31, 2017	810	(129)	681

(Decrease) / Increase	(14)	(108)	(122)
Reclassification to income statement	(117)	35	(82)

At December 31, 2018	679	(202)	477

(Decrease) / Increase	(475)	142	(333)
Reclassification to income statement	(276)	83	(193)

At December 31, 2019	(72)	23	(49)
The net fair values of derivative financial instruments at December 31, 2019 and 2018 were as follows:

	As of December 31,
	2019	2018

Contracts with positive fair value
Interest rate swap contracts	—	818
Foreign exchange contracts	1,196	770

	1,196	1,588

Contracts with negative fair value
Interest rate swap contracts	(17)	—
Foreign exchange contracts	(3,007)	(12,981)

	(3,024)	(12,981)
The net fair values of the exchange rate derivative contracts as of December 31, 2019 and December 31, 2018 were as follows:

			Fair value at December 31,
Currencies	Contract	Notional amount	2019	2018

EUR/$	ND Forward - Buy EUR	140.8 million EUR	1,196	(12,954)
COP/$	ND Forward - Sell COP	241.9 billion COP	(3,007)	109
BRL/$	ND Forward - Buy BRL	34.5 million BRL	—	(493)
EUR/$	ND Forward - Sell EUR	1.9 million EUR	—	(27)
BRL/$	ND Forward - Sell BRL	32.0 million BRL	—	1,154

			(1,811)	(12,211)
COP: Colombian pesos; EUR: E.U. euros; $: U.S. dollars; BRL: Brazilian reais.